CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Loss	$ (915)	$ (1,402,417)	$ (127,843)	$ (1,591,423)
Adjustment to reconcile net loss to net cash used in operating activities:
Loss on impairment of investment				173,500
Depreciation and amortization		258,656	77,942	562,813
Stock-based compensation		274,483	252	254,036
Accrued interest from note receivable		(4,570)
Loss on exchange for stock		37,788
Settlement of stockholder note accrued interest				(690)
Change in operating assets and liabilities:
Other current asset		41,111		(127,597)
Accounts payable		78,674	50,386	40,454
Accrued liabilities		12,145		20,448
Accrued interest		296	598	898
Net cash provided by (used in) operating activities	(915)	(703,834)	1,335	(667,561)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment				(986)
Acquisition of intellectual property				(140,000)
Issuance of notes receivable		(729,907)
Net cash used in investing activities		(729,907)		(140,986)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of shareholder note				(10,000)
Proceeds of loan from related party	415
Proceeds from issuance of common stock	500	2,838		2,860,946
Repayment of related party loan		(415)
Repayment of revolving credit facility			(1,335)	(2,492)
Proceeds from revolving credit facility		3,081
Net cash provided by (used in) financing activities	915	5,504	(1,335)	2,848,454
Net increase (decrease) in cash and cash equivalents		(1,428,237)		2,039,907
Cash and cash equivalents at beginning of period		2,039,907
Cash and cash equivalents at end of period		611,670		2,039,907
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during period for interest		904	666	3,559
Cash paid during period for taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Equity instruments to be issued for acquisition for patent license				3,050,000
Common stock issued for acquisition			4,505,486	4,505,486
Common stock issued for conversion of shareholder notes and accrued interest			1,490,390	1,490,390
Common stock issued for investments			$ 322,360	$ 322,360